Change in Accounting Policy (Tables)	12 Months Ended
Dec. 31, 2023
Change in Accounting Policy [Abstract]
Schedule of Cumulative Impact on the Balance Sheet	The cumulative impact on the balance sheet and statement of changes in shareholders’ equity was as follows:
As at December 31,	2022	2021
Deferred tax liabilities	$(4,450)
Accumulated earnings	$1,071	$1,439
Non-controlling interest	$3,379	$4,491

Schedule of Impact on the Statements of Income (Loss) and the Statements of Comprehensive Income (Loss)	The impact on the statements of income (loss) and the statements of comprehensive income (loss) was as follows:
For the years ended December 31,	2022	2021
Tax (expense) recovery	$(1,480)	$7,342
Net income (loss) per common share attributable to Telesat Corporation shareholders – Basic	$(0.03)	$0.16
Net income (loss) per common share attributable to Telesat Corporation shareholders – Diluted	$(0.03)	$0.16